United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2010

Date of Reporting Period: 10/31/2010

Item 1.                      Reports to Stockholders

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2010

Institutional Shares
Institutional Service Shares
Class C Shares
Class K Shares
(Effective December 31, 2010, the Fund's Class K Shares will be redesignated as Class R Shares)

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.76	$15.62	$28.48	$27.36	$24.47
Income From Investment Operations:
Net investment income	0.20[1]	0.24[1]	0.40[1]	0.45	0.42
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.66	0.53	(9.67)	3.12	3.40
TOTAL FROM INVESTMENT OPERATIONS	1.86	0.77	(9.27)	3.57	3.82
Less Distributions:
Distributions from net investment income	(0.21)	(0.25)	(0.40)	(0.45)	(0.41)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.59)	(4.38)	(3.21)	(2.00)	(0.52)
TOTAL DISTRIBUTIONS	(0.80)	(4.63)	(3.61)	(2.45)	(0.93)
Regulatory Settlement Proceeds	—	—	0.02[2]	—	—
Net Asset Value, End of Period	$12.82	$11.76	$15.62	$28.48	$27.36
Total Return[3]	16.38%	9.78%	(36.23)%[2]	14.13%	15.99%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.65%	2.24%	1.84%	1.63%	1.63%
Expense waiver/reimbursement[4]	0.09%	0.10%	0.07%	0.03%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$208,399	$170,766	$215,731	$651,327	$660,249
Portfolio turnover	34%	31%	47%	49%	42%
1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.71	$15.58	$28.41	$27.30	$24.42
Income From Investment Operations:
Net investment income	0.16[1]	0.20[1]	0.33[1]	0.35	0.34
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.66	0.52	(9.64)	3.12	3.40
TOTAL FROM INVESTMENT OPERATIONS	1.82	0.72	(9.31)	3.47	3.74
Less Distributions:
Distributions from net investment income	(0.17)	(0.21)	(0.33)	(0.36)	(0.34)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.59)	(4.38)	(3.21)	(2.00)	(0.52)
TOTAL DISTRIBUTIONS	(0.76)	(4.59)	(3.54)	(2.36)	(0.86)
Regulatory Settlement Proceeds	—	—	0.02[2]	—	—
Net Asset Value, End of Period	$12.77	$11.71	$15.58	$28.41	$27.30
Total Return[3]	16.10%	9.42%	(36.41)%[2]	13.78%	15.63%
Ratios to Average Net Assets:
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.36%	1.90%	1.54%	1.33%	1.34%
Expense waiver/reimbursement[4]	0.38%	0.41%	0.32%	0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$231,807	$227,316	$235,167	$490,722	$526,622
Portfolio turnover	34%	31%	47%	49%	42%
1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.65	$15.53	$28.32	$27.23	$24.35
Income From Investment Operations:
Net investment income	0.07[1]	0.12[1]	0.17[1]	0.15	0.15
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.64	0.51	(9.60)	3.10	3.41
TOTAL FROM INVESTMENT OPERATIONS	1.71	0.63	(9.43)	3.25	3.56
Less Distributions:
Distributions from net investment income	(0.08)	(0.13)	(0.17)	(0.16)	(0.16)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.59)	(4.38)	(3.21)	(2.00)	(0.52)
TOTAL DISTRIBUTIONS	(0.67)	(4.51)	(3.38)	(2.16)	(0.68)
Regulatory Settlement Proceeds	—	—	0.02[2]	—	—
Net Asset Value, End of Period	$12.69	$11.65	$15.53	$28.32	$27.23
Total Return[3]	15.11%	8.55%	(36.87)%[2]	12.91%	14.86%
Ratios to Average Net Assets:
Net expenses	1.43%	1.43%	1.41%	1.40%	1.35%
Net investment income	0.58%	1.14%	0.78%	0.59%	0.64%
Expense waiver/reimbursement[4]	0.07%	0.09%	0.05%	0.02%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,722	$32,489	$35,288	$75,531	$78,043
Portfolio turnover	34%	31%	47%	49%	42%
1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class K Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.71	$15.58	$28.41	$27.30	$24.43
Income From Investment Operations:
Net investment income	0.11[1]	0.15[1]	0.24[1]	0.23	0.22
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.65	0.53	(9.65)	3.13	3.41
TOTAL FROM INVESTMENT OPERATIONS	1.76	0.68	(9.41)	3.36	3.63
Less Distributions:
Distributions from net investment income	(0.12)	(0.17)	(0.23)	(0.25)	(0.24)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.59)	(4.38)	(3.21)	(2.00)	(0.52)
TOTAL DISTRIBUTIONS	(0.71)	(4.55)	(3.44)	(2.25)	(0.76)
Regulatory Settlement Proceeds	—	—	0.02[2]	—	—
Net Asset Value, End of Period	$12.76	$11.71	$15.58	$28.41	$27.30
Total Return[3]	15.51%	8.94%	(36.72)%[2]	13.29%	15.14%
Ratios to Average Net Assets:
Net expenses	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	0.91%	1.42%	1.11%	0.88%	0.85%
Expense waiver/reimbursement[4]	0.06%	0.09%	0.05%	0.02%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,980	$25,796	$21,739	$73,702	$76,756
Portfolio turnover	34%	31%	47%	49%	42%
1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2010	Ending Account Value 10/31/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,007.10	$1.77
Institutional Service Shares	$1,000	$1,005.60	$3.29
Class C Shares	$1,000	$1,001.60	$7.21
Class K Shares	$1,000	$1,002.60	$5.55
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.44	$1.79
Institutional Service Shares	$1,000	$1,021.93	$3.31
Class C Shares	$1,000	$1,018.00	$7.27
Class K Shares	$1,000	$1,019.66	$5.60
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.35%
Institutional Service Shares	0.65%
Class C Shares	1.43%
Class K Shares	1.10%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares produced total returns of 16.38%, 16.10%, 15.11% and 15.51%, respectively, based on net asset value for the 12-month reporting period ended October 31, 2010. The Fund's benchmark, the Standard & Poor's 500® Index (S&P 500),1 posted a total return of 16.52% for the same period. The total return of the Fund's shares reflects the impact of actual cash flows, transaction costs and other expenses.

MARKET OVERVIEW

The global economic recovery that began in 2009 continued on its choppy course in 2010, delivering mixed but slowly improving economic data and gradual, if uneven, improvement of investor sentiment. The risks of a double-dip recession continued to recede, but the economy remained mired in a slow-growth environment. In the United States, the National Bureau of Economic Research declared that the “Great Recession” ended in June 2009. Spanning December 2007 to June 2009, this marked the longest reported recession since the Great Depression. The high levels of volatility experienced in global equity markets throughout 2009 continued into 2010 as mixed economic data and lingering credit issues caused stocks to trade in both directions. But by the end of the first quarter, most markets had managed to post gains. The second quarter, in contrast, brought higher levels of volatility and a “flight to quality” as investor sentiment was dominated by fears of a double-dip recession. Global equity markets saw negative quarterly returns – and for many markets, the first significant downturn since the bull market began in March 2009. In the third quarter, economic data turned less negative and strong corporate earnings reports became

1	The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and, unlike the Fund, is not affected by cash flows. Investments cannot be made in an index. “Standard & Poor's,®” “S&P,®” “S&P 500,®” “Standard & Poor's 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Federated Securities Corp. The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally, or in the Fund particularly, or the ability of the S&P 500 to track general stock market performance.

Annual Shareholder Report

increasingly consistent. These factors, along with attractive valuations and expectations for additional quantitative easing, drove equity markets higher, with most markets recapturing their second quarter losses. Stocks continued their rally into the beginning of the fourth quarter, closing out the 12-month period in positive territory.

FUND PERFORMANCE

Against this backdrop, all of the 10 sectors2 within the S&P 500 recorded positive returns during the period. Consumer Discretionary led the way, advancing 33.48%, followed by Industrials, up 28.65%, and Telecommunication Services, up 24.84%. The Financials sector, although in positive territory, posted the weakest results, up 4.85%. Akamai Technologies, Inc. (Information Technology), Titanium Metals Corp. (Materials) and Priceline.com, Inc. (Consumer Discretionary) were the strongest performing individual stocks in the index, while Dean Foods Co. (Consumer Staples), Apollo Group, Inc. and H&R Block, Inc. (both Consumer Discretionary) were the worst performers for the period.

The enhanced index portion of the Fund outperformed the S&P 500 by 0.55%, contributing positively to the Fund's overall performance. Portfolio management of the enhanced portion of the Fund primarily entails overweighting and underweighting stocks relative to the S&P 500 based on quantitative factors and substitution strategies. Investment strategies based on earning announcements, momentum and external financing factors contributed positively to performance. Stock substitution strategies based on relative value, events, mergers and acquisitions also had a positive impact. Strategies based on earnings quality and earnings sustainability factors detracted from performance.

POSITIONING AND STRATEGY

The Fund utilized S&P 500 futures to provide equity exposure on the Fund's cash balances. While over the long term this strategy anticipates that the S&P 500 futures will mirror the performance of the S&P 500, pricing disparity can occur in the short term and the Fund can benefit from or be harmed by trading futures instead of stocks when money moves in or out of the Fund. During the reporting period, the trading of futures contracts had a negligible impact on the Fund's performance.

2	Sector classifications are based upon the classification of the Standard & Poor's Global Industry Classification Standard (SPGIC).
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT – INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Max-Cap Index Fund (Institutional Shares) (the “Fund”) from October 31, 2000 to October 31, 2010, compared to the Standard & Poor's 500 Index (S&P 500).2

Average Annual Total Returns for the Period Ended 10/31/2010
1 Year	16.38%
5 Years	1.52%
10 Years	-0.27%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The S&P 500 is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT – INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Max-Cap Index Fund (Institutional Service Shares) (the “Fund”) from October 31, 2000 to October 31, 2010, compared to the Standard & Poor's 500 Index (S&P 500).2

Average Annual Total Returns for the Period Ended 10/31/2010
1 Year	16.10%
5 Years	1.23%
10 Years	-0.56%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The S&P 500 is not adjusted to reflect taxes, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT – CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Max-Cap Index Fund (Class C Shares) (the “Fund”) from October 31, 2000 to October 31, 2010, compared to the Standard & Poor's 500 Index (S&P 500).2

Average Annual Total Returns[3] for the Period Ended 10/31/2010
1 Year	14.11%
5 Years	0.46%
10 Years	-1.30%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown the maximum contingent deferred sales charge of 1.00%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The S&P 500 is not adjusted to reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT – CLASS K SHARES

The Fund's Class K Shares commenced operations on April 8, 2003. The Fund offers three other classes of shares: Institutional Shares, Institutional Service Shares and Class C Shares. For the period prior to commencement of operations of the Class K Shares, the performance information shown is for the Fund's Institutional Shares, adjusted to reflect the expenses of Class K Shares. The graph below illustrates the hypothetical investment of $10,0001 in Federated Max-Cap Index Fund (Class K Shares) (the “Fund”) from October 31, 2000 to October 31, 2010, compared to the Standard & Poor's 500 (S&P 500).2

Average Annual Total Returns for the Period Ended 10/31/2010
1 Year	15.51%
5 Years	0.76%
10 Years	-1.02%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The S&P 500 is not adjusted to reflect taxes, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At October 31, 2010, the Fund's sector composition1 for its equity securities investments was as follows:

Sector	Percentage of Total Net Assets
Information Technology	18.9%
Financials	15.2%
Health Care	11.2%
Energy	11.1%
Consumer Staples	11.0%
Industrials	10.5%
Consumer Discretionary	10.4%
Utilities	3.6%
Materials	3.5%
Telecommunication Services	3.2%
Other Securities[2]	0.1%
Derivative Contracts[3]	0.1%
Cash Equivalents[4]	1.5%
Other Assets and Liabilities — Net[5]	(0.3)%
TOTAL[6]	100.0%
1	Except for Other Securities, Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Other Securities include an exchange-traded fund and a warrant.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's 500 Composite Stock Price (S&P 500) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is effectively 100.2%.
Annual Shareholder Report

Portfolio of Investments

October 31, 2010

Shares			Value
		COMMON STOCKS – 98.6%;1
		Consumer Discretionary – 10.4%
3,319		Abercrombie & Fitch Co., Class A	142,252
16,457	[2]	Amazon.com, Inc.	2,717,709
4,813	[2]	Apollo Group, Inc., Class A	180,391
2,188	[2]	AutoNation, Inc.	50,805
1,076	[2]	AutoZone, Inc.	255,690
18,311	[2]	Bed Bath & Beyond, Inc.	803,853
22,512		Best Buy Co., Inc.	967,566
3,407	[2]	Big Lots, Inc.	106,878
11,226		Block (H&R), Inc.	132,354
28,677		CBS Corp. (New), Class B	485,502
8,239	[2]	CarMax, Inc.	255,327
16,131		Carnival Corp.	696,375
11,008		Coach, Inc.	550,400
122,289		Comcast Corp., Class A	2,516,708
10,945		Comcast Corp., Special Class A	211,567
12,890		D.R. Horton, Inc.	134,572
35,570	[2]	DIRECTV Group, Inc., Class A	1,545,872
5,170		Darden Restaurants, Inc.	236,321
2,435		DeVRY, Inc.	116,539
12,963	[2]	Discovery Communications, Inc., Class A	578,279
309	[2]	Discovery Communications, Inc., Class C	12,008
9,283	[2]	Eastman Kodak Co.	43,723
7,789		Expedia, Inc.	225,492
6,134		Family Dollar Stores, Inc.	283,207
150,101	[2]	Ford Motor Co.	2,120,927
8,189		Fortune Brands, Inc.	442,615
5,407	[2]	GameStop Corp.	106,302
11,140		Gannett Co., Inc.	132,009
18,760		Gap (The), Inc.	356,628
8,613		Genuine Parts Co.	412,218
9,418	[2]	Goodyear Tire & Rubber Co.	96,252
1,948	[2]	Gymboree Corp.	126,737
18,520		Harley-Davidson, Inc.	568,194
3,099	[2]	Harman International Industries, Inc.	103,971
5,265		Hasbro, Inc.	243,506
Annual Shareholder Report

Shares			Value
78,191		Home Depot, Inc.	2,414,538
11,268		International Game Technology	175,668
18,311	[2]	Interpublic Group Cos., Inc.	189,519
29,268		Johnson Controls, Inc.	1,027,892
13,171	[2]	Kohl's Corp.	674,355
19,582		Leggett and Platt, Inc.	399,081
7,225		Lennar Corp., Class A	104,835
12,035		Limited Brands, Inc.	353,709
64,347		Lowe's Cos., Inc.	1,372,521
19,890		Macy's, Inc.	470,200
12,884	[2]	Madison Square Garden, Inc.	267,858
11,573		Marriott International, Inc., Class A	428,780
13,754		Mattel, Inc.	320,881
41,215		McDonald's Corp.	3,205,290
11,411		McGraw-Hill Cos., Inc.	429,624
1,597		Meredith Corp.	54,218
4,949	[2]	New York Times Co., Class A	37,959
10,296		Newell Rubbermaid, Inc.	181,724
107,744		News Corp., Inc.	1,557,978
828		News Corp., Inc., Class B	13,314
17,872		Nike, Inc., Class B	1,455,496
7,803		Nordstrom, Inc.	300,493
5,252	[2]	O'Reilly Automotive, Inc.	307,242
13,531	[2]	Office Depot, Inc.	60,754
11,554		Omnicom Group, Inc.	507,914
10,754		Penney (J.C.) Co., Inc.	335,310
2,647		Polo Ralph Lauren Corp., Class A	256,441
1,822	[2]	Priceline.com, Inc.	686,548
17,012	[2]	Pulte Group, Inc.	133,544
4,863		RadioShack Corp.	97,892
10,831		Ross Stores, Inc.	638,921
3,390		Scripps Networks Interactive	172,517
1,598	[2]	Sears Holdings Corp.	115,024
6,617		Stanley Black & Decker, Inc.	410,055
27,198		Staples, Inc.	556,743
48,985		Starbucks Corp.	1,395,093
8,711		Starwood Hotels & Resorts Worldwide, Inc.	471,613
25,264		TJX Cos., Inc.	1,159,365
Annual Shareholder Report

Shares			Value
34,790		Target Corp.	1,806,993
4,748		Tiffany & Co.	251,644
16,126		Time Warner Cable, Inc.	933,212
62,763		Time Warner, Inc.	2,040,425
4,908	[2]	Urban Outfitters, Inc.	151,019
3,231		V.F. Corp.	268,948
34,874		Viacom, Inc., Class B	1,345,788
87,397		Walt Disney Co.	3,155,906
214		Washington Post Co., Class B	86,060
3,488		Whirlpool Corp.	264,495
8,077		Wyndham Worldwide Corp.	232,214
3,035		Wynn Resorts Ltd.	325,261
17,419		Yum! Brands, Inc.	863,286
		TOTAL	52,424,909
		Consumer Staples – 11.0%
5,928		Alberto-Culver Co.	221,055
77,652		Altria Group, Inc.	1,973,914
28,583		Archer-Daniels-Midland Co.	952,386
16,963		Avon Products, Inc.	516,523
3,810		Brown-Forman Corp., Class B	231,686
60,823		CVS Caremark Corp.	1,831,989
7,313		Campbell Soup Co.	265,096
5,129		Clorox Co.	341,335
13,705	[2]	Coca-Cola Enterprises, Inc.	329,057
19,074		Colgate-Palmolive Co.	1,470,987
20,359		ConAgra Foods, Inc.	457,874
6,398	[2]	Constellation Brands, Inc., Class A	126,233
26,104		Costco Wholesale Corp.	1,638,548
25,991	[2]	Dean Foods Co.	270,306
12,008		Dr. Pepper Snapple Group, Inc.	438,892
5,997		Estee Lauder Cos., Inc., Class A	426,807
26,598		General Mills, Inc.	998,489
11,961		H.J. Heinz Co.	587,405
14,864		Hershey Foods Corp.	735,619
2,499		Hormel Foods Corp.	114,754
10,188		Kellogg Co.	512,049
15,219		Kimberly-Clark Corp.	963,972
78,590		Kraft Foods, Inc., Class A	2,536,099
Annual Shareholder Report

Shares			Value
32,479		Kroger Co.	714,538
5,779		Lorillard, Inc.	493,180
5,065		McCormick & Co., Inc.	223,974
14,850		Mead Johnson Nutrition Co.	873,477
5,998		Molson Coors Brewing Co., Class B	283,286
74,961		PepsiCo, Inc.	4,894,953
84,106		Philip Morris International, Inc.	4,920,201
132,189		Procter & Gamble Co.	8,403,255
6,337		Reynolds American, Inc.	411,271
7,605		SUPERVALU, Inc.	82,058
32,256		Safeway, Inc.	738,662
52,210		Sara Lee Corp.	748,169
4,512		Smucker (J.M.) Co.	290,031
29,045		Sysco Corp.	855,666
105,848		The Coca-Cola Co.	6,490,599
13,918		Tyson Foods, Inc., Class A	216,425
84,666		Wal-Mart Stores, Inc.	4,586,357
45,120		Walgreen Co.	1,528,666
12,453	[2]	Whole Foods Market, Inc.	495,007
		TOTAL	55,190,850
		Energy – 11.1%
27,998		Anadarko Petroleum Corp.	1,723,837
15,937		Apache Corp.	1,609,956
19,404		Baker Hughes, Inc.	898,987
11,908		CONSOL Energy, Inc.	437,738
4,018		Cabot Oil & Gas Corp., Class A	116,442
9,344	[2]	Cameron International Corp.	408,800
29,744		Chesapeake Energy Corp.	645,445
96,274		Chevron Corp.	7,953,195
73,299		ConocoPhillips	4,353,961
15,136	[2]	Denbury Resources, Inc.	257,615
20,435		Devon Energy Corp.	1,328,684
2,566		Diamond Offshore Drilling, Inc.	169,767
11,634		EOG Resources, Inc.	1,113,606
6,541		EQT Corp.	244,895
28,593		El Paso Corp.	379,143
233,568		Exxon Mobil Corp.	15,525,265
5,119	[2]	FMC Technologies, Inc.	369,080
Annual Shareholder Report

Shares			Value
37,466		Halliburton Co.	1,193,667
6,860		Helmerich & Payne, Inc.	293,471
12,392		Hess Corp.	781,068
33,590		Marathon Oil Corp.	1,194,796
4,100	[2]	Mariner Energy, Inc.	102,172
4,590		Massey Energy Co.	193,101
7,617		Murphy Oil Corp.	496,324
12,976	[2]	Nabors Industries Ltd.	271,198
23,754		National-Oilwell, Inc.	1,277,015
7,207		Noble Energy, Inc.	587,226
37,823		Occidental Petroleum Corp.	2,974,022
12,095		Peabody Energy Corp.	639,825
5,221		Pioneer Natural Resources, Inc.	364,426
7	[2]	Precision Drilling Corp.	55
11,048		QEP Resources, Inc.	364,915
6,078		Range Resources Corp.	227,256
4,278	[2]	Rowan Cos., Inc.	140,746
61,376		Schlumberger Ltd.	4,289,569
12,926	[2]	Southwestern Energy Co.	437,545
29,373		Spectra Energy Corp.	698,196
5,519		Sunoco, Inc.	206,797
6,623		Tesoro Petroleum Corp.	85,834
37,686		Valero Energy Corp.	676,464
27,230		Williams Cos., Inc.	585,990
		TOTAL	55,618,094
		Financials – 15.2%
16,055		AON Corp.	638,186
15,673		Ace Ltd.	931,290
27,999		Aflac, Inc.	1,564,864
22,514		Allstate Corp.	686,452
47,448		American Express Co.	1,967,194
5,054	[2]	American International Group, Inc.	212,319
9,310		Ameriprise Financial, Inc.	481,234
5,198		Apartment Investment & Management Co., Class A	121,165
4,882		Assurant, Inc.	193,034
3,412		Avalonbay Communities, Inc.	362,730
31,690		BB&T Corp.	741,863
460,545		Bank of America Corp.	5,268,635
Annual Shareholder Report

Shares			Value
45,221		Bank of New York Mellon Corp.	1,133,238
80,616	[2]	Berkshire Hathaway, Inc.	6,413,809
5,586		Boston Properties, Inc.	481,457
10,919	[2]	CB Richard Ellis Services, Inc.	200,364
2,516		CME Group, Inc.	728,759
26,459		Capital One Financial Corp.	986,127
42,485		Charles Schwab Corp.	654,269
14,539		Chubb Corp.	843,553
6,087		Cincinnati Financial Corp.	179,201
1,185,646	[2]	Citigroup, Inc.	4,944,144
8,080		Comerica, Inc.	289,102
23,411		Discover Financial Services	413,204
7,510	[2]	E*Trade Group, Inc.	107,393
11,943		Equity Residential Properties Trust	580,788
4,938		Federated Investors, Inc.	123,006
36,375		Fifth Third Bancorp	456,870
9,029	[2]	First Horizon National Corp.	91,106
10,377		Franklin Resources, Inc.	1,190,242
22,463	[2]	Genworth Financial, Inc., Class A	254,730
25,296		Goldman Sachs Group, Inc.	4,071,391
12,717		HCP, Inc.	457,939
20,454		Hartford Financial Services Group, Inc.	490,487
5,399		Health Care REIT, Inc.	275,889
29,425		Host Marriott Corp.	467,563
22,697		Hudson City Bancorp, Inc.	264,420
32,318		Huntington Bancshares, Inc.	183,243
2,792	[2]	InterContinentalExchange, Inc.	320,717
21,544		Invesco Ltd.	495,512
189,759		JPMorgan Chase & Co.	7,140,631
7,196		Janus Capital Group, Inc.	75,990
40,717		KeyCorp	333,472
15,884		Kimco Realty Corp.	273,681
7,196		Legg Mason, Inc.	223,292
7,502		Leucadia National Corp.	190,701
14,502		Lincoln National Corp.	355,009
12,424		Loews Corp.	490,500
3,258		M&T Bank Corp.	243,536
26,467		Marsh & McLennan Cos., Inc.	661,146
Annual Shareholder Report

Shares			Value
23,638		Marshall & Ilsley Corp.	139,701
40,747		MetLife, Inc.	1,643,327
7,690		Moody's Corp.	208,091
62,694		Morgan Stanley	1,559,200
5,545	[2]	NASDAQ Stock Market, Inc.	116,556
18,398		NYSE Euronext	563,715
12,329		Northern Trust Corp.	611,888
24,120		PNC Financial Services Group	1,300,068
13,736		People's United Financial, Inc.	169,090
6,824		Plum Creek Timber Co., Inc.	251,396
14,458		Principal Financial Group	388,053
31,481		Progressive Corp., OH	666,138
27,141		Prologis	370,475
21,366		Prudential Financial, Inc.	1,123,424
6,426		Public Storage, Inc.	637,588
51,480		Regions Financial Corp.	324,324
18,464	[2]	SLM Corp.	219,722
10,908		Simon Property Group, Inc.	1,047,386
18,696		State Street Corp.	780,745
22,956		SunTrust Banks, Inc.	574,359
18,690		T. Rowe Price Group, Inc.	1,032,996
21,715		The Travelers Cos., Inc.	1,198,668
3,646		Torchmark Corp.	208,843
90,341		U.S. Bancorp	2,184,445
14,825		Unum Group	332,376
8,908		Ventas, Inc.	477,112
7,417		Vornado Realty Trust	648,172
239,793		Wells Fargo & Co.	6,253,801
29,193		Weyerhaeuser Co.	473,510
13,650		XL Group PLC	288,698
6,655		Zions Bancorp	137,492
		TOTAL	76,186,806
		Health Care – 11.2%
70,898		Abbott Laboratories	3,638,485
19,053		Aetna, Inc.	568,923
13,464		Allergan, Inc.	974,928
22,981		AmerisourceBergen Corp.	754,236
50,980	[2]	Amgen, Inc.	2,915,546
Annual Shareholder Report

Shares			Value
4,873		Bard (C.R.), Inc.	405,044
28,174		Baxter International, Inc.	1,434,057
8,915		Becton, Dickinson & Co.	673,261
9,014	[2]	Biogen Idec, Inc.	565,268
57,186	[2]	Boston Scientific Corp.	364,847
81,071		Bristol-Myers Squibb Co.	2,180,810
12,449		CIGNA Corp.	438,080
14,401		Cardinal Health, Inc.	499,571
13,051	[2]	CareFusion Corp.	315,051
17,176	[2]	Celgene Corp.	1,066,114
2,750	[2]	Cephalon, Inc.	182,710
3,281	[2]	Cerner Corp.	288,170
6,662	[2]	Coventry Health Care, Inc.	156,024
3,810	[2]	DaVita, Inc.	273,368
5,364		Dentsply International, Inc.	168,376
46,657		Eli Lilly & Co.	1,642,326
23,863	[2]	Express Scripts, Inc., Class A	1,157,833
15,048	[2]	Forest Laboratories, Inc., Class A	497,336
10,946	[2]	Genzyme Corp.	789,535
31,282	[2]	Gilead Sciences, Inc.	1,240,957
12,973	[2]	Hospira, Inc.	771,634
7,743	[2]	Humana, Inc.	451,339
1,464	[2]	Intuitive Surgical, Inc.	384,959
127,628		Johnson & Johnson	8,126,075
36,524	[2]	King Pharmaceuticals, Inc.	516,449
3,787	[2]	Laboratory Corp. of America Holdings	307,959
6,878	[2]	Life Technologies Corp.	345,138
13,876		McKesson HBOC, Inc.	915,538
27,260	[2]	Medco Health Solutions, Inc.	1,431,968
53,123		Medtronic, Inc.	1,870,461
124,267		Merck & Co., Inc.	4,508,407
11,383	[2]	Mylan Laboratories, Inc.	231,303
3,644		Patterson Cos., Inc.	100,757
5,567		PerkinElmer, Inc.	130,546
345,486		Pfizer, Inc.	6,011,456
7,494	[2]	Psychiatric Solutions, Inc.	252,548
5,411		Quest Diagnostics, Inc.	265,897
13,646	[2]	St. Jude Medical, Inc.	522,642
Annual Shareholder Report

Shares			Value
13,011		Stryker Corp.	643,914
18,967	[2]	Tenet Healthcare Corp.	82,696
18,525	[2]	Thermo Fisher Scientific, Inc.	952,555
59,159		UnitedHealth Group, Inc.	2,132,682
4,823	[2]	Varian Medical Systems, Inc.	304,910
3,424	[2]	Waters Corp.	253,821
3,986	[2]	Watson Pharmaceuticals, Inc.	185,947
21,193	[2]	Wellpoint, Inc.	1,151,628
10,325	[2]	Zimmer Holdings, Inc.	489,818
		TOTAL	56,533,903
		Industrials – 10.5%
32,576		3M Co.	2,743,551
5,078		Avery Dennison Corp.	184,585
8,487	[2]	Babcock & Wilcox Co.	193,673
27,790		Boeing Co.	1,963,086
6,199		C.H. Robinson Worldwide, Inc.	436,906
18,069		CSX Corp.	1,110,340
32,408		Caterpillar, Inc.	2,547,269
4,915		Cintas Corp.	135,015
9,073		Cummins, Inc.	799,331
26,124		Danaher Corp.	1,132,737
17,263		Deere & Co.	1,325,798
11,207		Donnelley (R.R.) & Sons Co.	206,769
7,514		Dover Corp.	398,993
1,871		Dun & Bradstreet Corp.	139,221
8,073		Eaton Corp.	717,125
35,115		Emerson Electric Co.	1,927,813
6,582		Equifax, Inc.	218,062
11,094		Expeditors International Washington, Inc.	547,600
5,742		Fastenal Co.	295,598
11,783		FedEx Corp.	1,033,605
2,124		Flowserve Corp.	212,400
7,325		Fluor Corp.	352,992
18,434		General Dynamics Corp.	1,255,724
492,635		General Electric Co.	7,892,013
4,705		Goodrich (B.F.) Co.	386,139
2,192		Grainger (W.W.), Inc.	271,874
32,137		Honeywell International, Inc.	1,513,974
Annual Shareholder Report

Shares			Value
10,320		ITT Corp.	487,001
24,625		Illinois Tool Works, Inc.	1,125,363
7,622		Iron Mountain, Inc.	166,083
4,634	[2]	Jacobs Engineering Group, Inc.	178,919
5,417		L-3 Communications Holdings, Inc.	391,053
19,544		Lockheed Martin Corp.	1,393,292
13,366		Masco Corp.	142,482
14,330		Norfolk Southern Corp.	881,152
16,031		Northrop Grumman Corp.	1,013,320
13,597		PACCAR, Inc.	696,982
4,382		Pall Corp.	186,980
6,028		Parker-Hannifin Corp.	461,443
7,778		Pitney Bowes, Inc.	170,649
5,869		Precision Castparts Corp.	801,588
7,930	[2]	Quanta Services, Inc.	155,904
25,380		Raytheon Co.	1,169,510
11,435		Republic Services, Inc.	340,877
5,621		Robert Half International, Inc.	152,385
12,115		Rockwell Automation, Inc.	755,613
14,363		Rockwell Collins	869,105
3,462		Roper Industries, Inc.	240,367
2,366		Ryder System, Inc.	103,513
2,677		Snap-On, Inc.	136,527
57,510		Southwest Airlines Co.	791,338
3,237	[2]	Stericycle, Inc.	232,222
12,389		Textron Inc.	257,939
23,347		Tyco International Ltd.	893,723
18,609		Union Pacific Corp.	1,631,637
45,351		United Parcel Service, Inc.	3,053,936
43,669		United Technologies Corp.	3,265,131
23,609		Waste Management, Inc.	843,313
		TOTAL	52,931,540
		Information Technology – 18.9%
12,468	[2]	ADC Telecommunications, Inc.	158,219
3,878	[2]	AOL Inc.	103,465
19,616	[2]	Adobe Systems, Inc.	552,190
26,146	[2]	Advanced Micro Devices, Inc.	191,650
13,063	[2]	Agilent Technologies, Inc.	454,592
Annual Shareholder Report

Shares			Value
7,519	[2]	Akamai Technologies, Inc.	388,507
11,371		Altera Corp.	354,889
6,543		Amphenol Corp., Class A	328,001
12,751		Analog Devices, Inc.	429,326
41,775	[2]	Apple, Inc.	12,568,844
65,953		Applied Materials, Inc.	815,179
9,105	[2]	Autodesk, Inc.	329,419
18,373		Automatic Data Processing, Inc.	816,129
9,746	[2]	BMC Software, Inc.	443,053
19,082		Broadcom Corp.	777,401
15,155		CA, Inc.	351,748
267,916	[2,3]	Cisco Systems, Inc.	6,116,522
8,171	[2]	Citrix Systems, Inc.	523,516
18,404	[2]	Cognizant Technology Solutions Corp.	1,199,757
9,229		Computer Sciences Corp.	452,682
8,782	[2]	Compuware Corp.	87,908
58,164		Corning, Inc.	1,063,238
62,835	[2]	Dell, Inc.	903,567
95,303	[2]	EMC Corp.	2,002,316
54,780	[2]	eBay, Inc.	1,632,992
12,107	[2]	Electronic Arts, Inc.	191,896
6,039	[2]	FLIR Systems, Inc.	168,126
9,864		Fidelity National Information Services, Inc.	267,314
6,515		First American Financial Corp.	91,471
2,026	[2]	First Solar, Inc.	278,940
6,482	[2]	Fiserv, Inc.	353,399
11,482	[2]	Google Inc.	7,038,351
4,796		Harris Corp.	216,731
113,185		Hewlett-Packard Co.	4,760,561
59,393		IBM Corp.	8,528,835
265,719		Intel Corp.	5,332,980
10,551	[2]	Intuit, Inc.	506,448
19,949	[2]	JDS Uniphase Corp.	209,664
11,226		Jabil Circuit, Inc.	172,207
22,375	[2]	Juniper Networks, Inc.	724,726
17,413		KLA-Tencor Corp.	621,992
49	[2]	L-1 Identity Solutions, Inc.	578
23,225	[2]	LSI Logic Corp.	121,699
Annual Shareholder Report

Shares			Value
3,642	[2]	Lexmark International Group, Class A	138,505
9,439		Linear Technology Corp.	304,219
8,626	[2]	MEMC Electronic Materials, Inc.	110,585
3,608		Mastercard, Inc.	866,136
8,867	[2]	McAfee, Inc.	419,409
7,790		Microchip Technology, Inc.	250,682
39,657	[2]	Micron Technology, Inc.	327,963
348,087		Microsoft Corp.	9,273,038
5,247		Molex, Inc.	106,514
5,138	[2]	Monster Worldwide, Inc.	92,792
87,558	[2]	Motorola, Inc.	713,598
21,137	[2]	NVIDIA Corp.	254,278
10,559		National Semiconductor Corp.	144,658
21,468	[2]	NetApp, Inc.	1,143,171
5,537	[2]	Netezza Corp.	149,278
13,755	[2]	Novell, Inc.	81,567
4,221	[2]	Novellus Systems, Inc.	123,295
180,441		Oracle Corp.	5,304,965
11,985		Paychex, Inc.	331,985
3,845	[2]	Qlogic Corp.	67,557
75,108		Qualcomm, Inc.	3,389,624
7,149	[2]	Red Hat, Inc.	302,117
31,635	[2]	SAIC, Inc.	491,608
4,381	[2]	Salesforce.com, Inc.	508,503
10,657	[2]	Sandisk Corp.	400,490
29,209	[2]	Symantec Corp.	472,602
14,706		Tellabs, Inc.	100,295
7,592	[2]	Teradata Corp.	298,821
7,901	[2]	Teradyne, Inc.	88,807
54,134		Texas Instruments, Inc.	1,600,742
7,630		Total System Services, Inc.	119,104
6,378	[2]	Verisign, Inc.	221,636
19,017		Visa, Inc., Class A	1,486,559
17,837	[2]	Western Digital Corp.	571,141
24,455		Western Union Co.	430,408
63,248		Xerox Corp.	740,002
10,845		Xilinx, Inc.	290,754
Annual Shareholder Report

Shares			Value
52,093	[2]	Yahoo, Inc.	860,055
		TOTAL	95,208,491
		Materials – 3.5%
4,228		AK Steel Holding Corp.	53,231
9,113		Air Products & Chemicals, Inc.	774,332
3,479		Airgas, Inc.	246,766
43,648		Alcoa, Inc.	573,098
3,657		Allegheny Technologies, Inc.	192,687
3,418		Ball Corp.	219,983
7,838		Bemis Co., Inc.	248,935
2,614		CF Industries Holdings, Inc.	320,293
6,277		Cliffs Natural Resources, Inc.	409,260
43,433		Dow Chemical Co.	1,339,039
43,366		Du Pont (E.I.) de Nemours & Co.	2,050,345
6,232		Eastman Chemical Co.	489,648
14,726		Ecolab, Inc.	726,286
2,711		FMC Corp.	198,174
21,581		Freeport-McMoran Copper & Gold, Inc.	2,043,289
3,409		International Flavors & Fragrances, Inc.	170,995
21,296		International Paper Co.	538,363
11,496		MeadWestvaco Corp.	295,792
21,658		Monsanto Co.	1,286,918
18,436		Newmont Mining Corp.	1,122,199
21,845		Nucor Corp.	834,916
6,155	[2]	Owens-Illinois, Inc.	172,525
7,003		PPG Industries, Inc.	537,130
10,140	[2]	Pactiv Corp.	336,445
14,052		Praxair, Inc.	1,283,510
7,184		Sealed Air Corp.	166,310
3,641		Sherwin-Williams Co.	265,684
4,593		Sigma-Aldrich Corp.	291,288
4,209	[2]	Titanium Metals Corp.	82,749
6,633		United States Steel Corp.	283,826
5,678		Vulcan Materials Co.	207,304
		TOTAL	17,761,320
		Telecommunication Services – 3.2%
272,419		AT&T, Inc.	7,763,942
19,619	[2]	American Tower Systems Corp.	1,012,537
Annual Shareholder Report

Shares			Value
12,131		CenturyLink, Inc.	501,981
53,039		Frontier Communications Corp.	465,683
9,992	[2]	MetroPCS Communications, Inc.	104,017
115,450		Qwest Communications International, Inc.	761,970
161,674	[2]	Sprint Nextel Corp.	666,097
2,441	[2]	Syniverse Holdings, Inc.	74,426
132,709		Verizon Communications, Inc.	4,309,061
26,949		Windstream Corp.	341,174
		TOTAL	16,000,888
		Utilities – 3.6%
24,546	[2]	AES Corp.	293,079
6,365		Allegheny Energy, Inc.	147,668
11,058		Ameren Corp.	320,461
21,336		American Electric Power Co., Inc.	798,820
8,520		CMS Energy Corp.	156,598
17,634		CenterPoint Energy, Inc.	292,019
10,507		Consolidated Edison Co.	522,408
15,858		Constellation Energy Group, Inc.	479,546
15,350		DTE Energy Co.	717,766
21,900		Dominion Resources, Inc.	951,774
50,610		Duke Energy Corp.	921,608
12,169		Edison International	449,036
8,624		Entergy Corp.	642,747
32,798		Exelon Corp.	1,338,814
22,581		FirstEnergy Corp.	820,142
10,889		Integrys Energy Group, Inc.	579,186
10,483		NICOR, Inc.	499,305
9,784	[2]	NRG Energy, Inc.	194,799
15,453		NextEra Energy, Inc.	850,533
23,755		NiSource, Inc.	411,199
6,702		Northeast Utilities Co.	209,639
5,053		ONEOK, Inc.	251,740
18,229		PG&E Corp.	871,711
24,392		PPL Corp.	656,145
8,421		Pepco Holdings, Inc.	162,188
3,962		Pinnacle West Capital Corp.	163,076
10,966		Progress Energy, Inc.	493,470
23,514		Public Service Enterprises Group, Inc.	760,678
Annual Shareholder Report

Shares			Value
4,186		SCANA Corp.	170,956
9,224		Sempra Energy	493,300
31,058		Southern Co.	1,176,167
33,399		TECO Energy, Inc.	587,488
4,429		Wisconsin Energy Corp.	263,703
17,194		Xcel Energy, Inc.	410,249
		TOTAL	18,058,018
		TOTAL COMMON STOCKS (IDENTIFIED COST $228,969,324)	495,914,819
		EXCHANGE-TRADED FUND – 0.1%
3,317		SPDR Trust, Series 1 (IDENTIFIED COST $288,551)	393,164
		WARRANT – 0.0%
		Consumer Discretionary – 0.0%
30,369	[2]	Ford Motor Co., Del, Warrants, Expiration Date 1/1/2013 (IDENTIFIED COST $151,845)	172,496
		MUTUAL FUND – 1.5%
7,425,034	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	7,425,034
		TOTAL INVESTMENTS — 100.2% (IDENTIFIED COST $236,834,754)[6]	503,905,513
		OTHER ASSETS AND LIABILITIES - NET — (0.2)%[7]	(997,003)
		TOTAL NET ASSETS — 100%	$502,908,510

At October 31, 2010, the Fund had the following outstanding long futures contracts:1

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P 500 E-Mini Index Long Futures	59	$3,480,115	December 2010	$240,428
2S&P 500 Index Long Futures	18	$5,308,650	December 2010	$383,781
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$624,209

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities – Net.”

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $8,788,765 at October 31, 2010, which represents 1.7% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.2%.
2	Non-income producing security.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
Annual Shareholder Report

4	Affiliated company.
5	7-Day net yield.
6	The cost of investments for federal tax purposes amounts to $257,153,299.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REIT	— Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

October 31, 2010

Assets:
Total investments in securities, at value including $7,425,034 of investments in an affiliated issuer (Note 5) (identified cost $236,834,754)		$503,905,513
Cash		39,742
Restricted cash (Note 2)		595,000
Income receivable		568,832
Receivable for investments sold		1,063,730
Receivable for shares sold		378,318
Receivable for daily variation margin		3,702
TOTAL ASSETS		506,554,837
Liabilities:
Payable for investments purchased	$1,933,438
Payable for shares redeemed	1,521,938
Payable for distribution services fee (Note 5)	43,482
Payable for shareholder services fee (Note 5)	58,742
Accrued expenses	88,727
TOTAL LIABILITIES		3,646,327
Net assets for 39,339,621 shares outstanding		$502,908,510
Net Assets Consist of:
Paid-in capital		$228,168,896
Net unrealized appreciation of investments and futures contracts		267,694,968
Accumulated net realized gain on investments and futures contracts		6,951,765
Undistributed net investment income		92,881
TOTAL NET ASSETS		$502,908,510
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($208,399,469 ÷ 16,255,308 shares outstanding), no par value, unlimited shares authorized		$12.82
Institutional Service Shares:
Net asset value per share ($231,806,689 ÷ 18,158,164 shares outstanding), no par value, unlimited shares authorized		$12.77
Class C Shares:
Net asset value per share ($31,722,181 ÷ 2,499,051 shares outstanding), no par value, unlimited shares authorized		$12.69
Offering price per share		$12.69
Redemption proceeds per share (99.00/100 of $12.69)		$12.56
Class K Shares:
Net asset value per share ($30,980,171 ÷ 2,427,098 shares outstanding), no par value, unlimited shares authorized		$12.76

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended October 31, 2010

Investment Income:
Dividends (including $20,460 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $829)		$9,434,437
Interest		29,649
TOTAL INCOME		9,464,086
Expenses:
Management fee (Note 5)	$1,413,578
Custodian fees	71,171
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	114,023
Transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	251,564
Transfer and dividend disbursing agent fees and expenses — Class C Shares	41,699
Transfer and dividend disbursing agent fees and expenses — Class K Shares	84,561
Directors'/Trustees' fees	1,481
Auditing fees	22,531
Legal fees	6,499
Portfolio accounting fees	121,726
Distribution services fee — Institutional Service Shares (Note 5)	697,875
Distribution services fee — Class C Shares (Note 5)	246,230
Distribution services fee — Class K Shares (Note 5)	144,590
Shareholder services fee — Institutional Service Shares (Note 5)	550,736
Shareholder services fee — Class C Shares (Note 5)	79,040
Account administration fee — Institutional Service Shares	23,400
Account administration fee — Class C Shares	2,625
Share registration costs	56,647
Printing and postage	45,516
Insurance premiums	5,162
Miscellaneous	6,952
TOTAL EXPENSES	3,987,606
Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of management fee	$(279,186)
Waiver of distribution services fee — Institutional Service Shares	(574,136)
Waiver of distribution services fee — Class C Shares	(1,025)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares	(39,202)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	(152,467)
TOTAL WAIVERS AND REIMBURSEMENTS		$(1,046,016)
Net expenses			$2,941,590
Net investment income			6,522,496
Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments			29,591,275
Net realized gain on futures contracts			1,410,244
Net change in unrealized appreciation of investments			34,179,839
Net change in unrealized appreciation of futures contracts			618,119
Net realized and unrealized gain on investments and futures contracts			65,799,477
Change in net assets resulting from operations			$72,321,973

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended October 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,522,496	$8,248,451
Net realized gain on investments and futures contracts	31,001,519	23,880,823
Net change in unrealized appreciation/depreciation of investments and futures contracts	34,797,958	2,261,987
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	72,321,973	34,391,261
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,088,320)	(3,775,602)
Institutional Service Shares	(3,315,659)	(4,333,598)
Class C Shares	(215,656)	(397,397)
Class K Shares	(285,755)	(354,764)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(8,513,387)	(56,191,382)
Institutional Service Shares	(11,320,879)	(64,280,396)
Class C Shares	(1,640,357)	(9,695,845)
Class K Shares	(1,291,207)	(6,106,130)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(29,671,220)	(145,135,114)
Share Transactions:
Proceeds from sale of shares	111,654,754	102,657,151
Net asset value of shares issued to shareholders in payment of distributions declared	26,485,694	128,301,688
Cost of shares redeemed	(134,248,764)	(171,774,998)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,891,684	59,183,841
Change in net assets	46,542,437	(51,560,012)
Net Assets:
Beginning of period	456,366,073	507,926,085
End of period (including undistributed net investment income of $92,881 and $476,177, respectively)	$502,908,510	$456,366,073

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

October 31, 2010

1. ORGANIZATION

Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly traded common stocks comprising the Standard & Poor's 500 Index (S&P 500).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Annual Shareholder Report type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Annual Shareholder Report

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the S&P 500 index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$624,209*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$1,410,244
Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$618,119

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,606,458	$55,317,600	3,444,923	$34,864,106
Shares issued to shareholders in payment of distributions declared	740,728	8,898,455	4,499,308	46,459,648
Shares redeemed	(3,614,701)	(44,417,624)	(7,230,984)	(78,055,302)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,732,485	$19,798,431	713,247	$3,268,452
Year Ended October 31	2010		2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,228,763	$39,282,804	4,801,839	$49,770,581
Shares issued to shareholders in payment of distributions declared	1,198,207	14,327,402	6,480,538	66,606,787
Shares redeemed	(5,677,741)	(68,585,094)	(6,965,941)	(73,901,298)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,250,771)	$(14,974,888)	4,316,436	$42,476,070
Year Ended October 31	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	411,911	$4,961,082	702,419	$7,375,683
Shares issued to shareholders in payment of distributions declared	142,101	1,685,436	860,557	8,795,453
Shares redeemed	(843,580)	(10,127,744)	(1,047,128)	(11,077,920)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(289,568)	$(3,481,226)	515,848	$5,093,216
Annual Shareholder Report

Year Ended October 31	2010		2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	1,011,452	$12,093,268	1,015,338	$10,646,781
Shares issued to shareholders in payment of distributions declared	131,783	1,574,401	626,491	6,439,800
Shares redeemed	(918,586)	(11,118,302)	(834,412)	(8,740,478)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	224,649	$2,549,367	807,417	$8,346,103
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	416,795	$3,891,684	6,352,948	$59,183,841

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for regulatory settlement proceeds and dividend redesignation.

For the year ended October 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(4,759)	$(402)	$5,161

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$6,905,390	$8,861,361
Long-term capital gains	$22,765,830	$136,273,753

As of October 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[1]	$5,175,377
Undistributed long-term capital gains	$22,812,023
Net unrealized appreciation	$246,752,214
1	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and return of capital adjustments.

Annual Shareholder Report

At October 31, 2010, the cost of investments for federal tax purposes was $257,153,299. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $246,752,214. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $250,334,298 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,582,084.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania is the Fund's manager (the “Manager”). The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, the Manager voluntarily waived $267,961 of its fee. In addition, an affiliate of the Manager reimbursed $191,669 of transfer and dividend disbursing agent fees and expenses.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.30%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, FSC voluntarily waived $575,161 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2010, FSC retained $216,896 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2010, FSC retained $578 of CDSC relating to redemptions of Class C Shares.

Annual Shareholder Report

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended October 31, 2010, FSSC did not receive any fees paid by the Fund. For the year ended October 31, 2010, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

The Manager and its affiliates (which may include FSC and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.65%, 1.43% and 1.10% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2010, the Manager reimbursed $11,225. Transactions involving affiliated holdings during the year ended October 31, 2010, were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2010	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	1,637,330	107,217,060	101,429,356	7,425,034	$7,425,034	$20,460

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended October 31, 2010, were as follows:

Purchases	$155,980,640
Sales	$168,178,907
Annual Shareholder Report

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the program was not utilized.

8. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

Effective December 31, 2010, Class K Shares will be redesignated as Class R Shares.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2010, the amount of long-term capital gains designated by the Fund was $22,765,830.

For the fiscal year ended October 31, 2010, 100.0% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended October 31, 2010, 100.0% qualify for the dividend received deduction available to corporate shareholders.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees OF Federated Index Trust AND SHAREHOLDERS OF Federated max-Cap Index fund:

We have audited the accompanying statement of assets and liabilities of Federated Max-Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Index Trust), including the portfolio of investments, as of October 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Max-Cap Index Fund, a portfolio of Federated Index Trust, at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 20, 2010

Annual Shareholder Report

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised two portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1990	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND Trustee Began serving: January 1990	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
Annual Shareholder Report

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: February 1990	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: February 1990	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2010

Federated Max-Cap Index Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser and subadviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. Information regarding the subadviser's customary fee schedules was included in the materials furnished by the subadviser in connection with the Board's review. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's profitability, investment philosophy, revenue, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, the subadviser, and their affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds, the Federated companies that service them, and the subadviser (including communications from regulatory agencies), as well as Federated's and/or the subadviser's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Annual Shareholder Report

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser and subadviser are executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's and subadviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts. In this regard, the Senior Officer has reviewed Federated's and the subadviser's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to, different types of targeted investors, being subject to different laws and regulations, different legal structures, different average account sizes, different associated costs, different portfolio management techniques made necessary by different cash flows, and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser and subadviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research Annual Shareholder Report services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers. The Board also received financial information about the subadviser, as well as reports that discussed any indirect benefit the subadviser may derive from its receipt of research services from brokers who execute Fund trades.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The Board received similar revenue and cost information about the Fund from the subadviser. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated and the subadviser to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's and the subadviser's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

Annual Shareholder Report

It was noted in the materials for the Board meeting that, for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates, and by the subadviser, were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Max-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420E106
Cusip 31420E403
Cusip 31420E502
Cusip 31420E809

29454 (12/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2010

Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$16.01	$14.06	$25.79	$23.49	$22.19
Income From Investment Operations:
Net investment income	0.16	0.17	0.24	0.34	0.30
Net realized and unrealized gain (loss) on investments and futures contracts	4.16	2.21	(8.69)	3.37	2.48
TOTAL FROM INVESTMENT OPERATIONS	4.32	2.38	(8.45)	3.71	2.78
Less Distributions:
Distributions from net investment income	(0.16)	(0.20)	(0.22)	(0.35)	(0.32)
Distributions from net realized gain on investments and futures contracts	—	(0.23)	(3.06)	(1.06)	(1.16)
TOTAL DISTRIBUTIONS	(0.16)	(0.43)	(3.28)	(1.41)	(1.48)
Net Asset Value, End of Period	$20.17	$16.01	$14.06	$25.79	$23.49
Total Return[1]	27.07%[2]	17.80%	(36.58)%	16.59%	12.91%
Ratios to Average Net Assets:
Net expenses	0.54%	0.54%[3]	0.49%	0.49%	0.49%
Net investment income	0.88%	1.27%	1.13%	1.41%	1.33%
Expense waiver/reimbursement[4]	0.19%	0.21%	0.21%	0.19%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$883,235	$731,613	$604,507	$1,257,048	$1,202,627
Portfolio turnover	12%	18%	19%	17%	13%
1	Based on net asset value.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.06% on the total return. (See Notes to Financial Statements, Note 8.)
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.54% for the year ended October 31, 2009, after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2010	Ending Account Value 10/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,012.50	$2.74
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.48	$2.75
1	Expenses are equal to the Fund's annualized net expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Annual Shareholder Report
3

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund produced a total return of 27.07%, based on net asset value, during the 12-month reporting period ended October 31, 2010. The Fund's benchmark, the Standard and Poor's MidCap 400 Index (the “S&P 400”),1 posted a total return of 27.64% for the same period. The total return of the Fund's shares reflects the impact of actual cash flows, transaction costs and other expenses.

Market Overview

The global economic recovery that began in 2009 continued on its choppy course in 2010, delivering mixed but slowly improving economic data and gradual, if uneven, improvement of investor sentiment. The risks of a double-dip recession continued to recede, but the economy remained mired in a slow-growth environment. In the United States, the National Bureau of Economic Research declared that the “Great Recession” ended in June 2009. Spanning December 2007 to June 2009, this marked the longest reported recession since the Great Depression. The high levels of volatility experienced in global equity markets throughout 2009 continued into 2010 as mixed economic data and lingering credit issues caused stocks to trade in both directions. But by the end of the first quarter, most markets had managed to post gains. The second quarter, in contrast, brought higher levels of volatility and a “flight to quality” as investor sentiment was dominated by fears of a double-dip recession. Global equity markets saw negative quarterly returns – and for many markets, the first significant downturn since the bull market began in March 2009. In the third quarter, economic data turned less negative and strong corporate earnings reports became increasingly consistent. These factors, along with attractive valuations and expectations for additional quantitative easing, drove equity markets higher, with most markets recapturing their second quarter losses. Stocks continued their rally into the beginning of the fourth quarter, closing out the 12-month period in positive territory.

1	The S&P 400 is a market-capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The index is unmanaged, and investments cannot be made in an index. “Standard & Poor's,” “S&P®,” “S&P MidCap 400 Index” and “Standard and Poor's MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Federated Securities Corp. The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 400 Index to track general stock market performance.
Annual Shareholder Report

4

FUND PERFORMANCE

Against this backdrop, all of the 10 sectors2 within the S&P 400 recorded strong positive returns during the period. Materials led the way, advancing 36.57%, followed by Information Technology up 33.70% and Consumer Discretionary up 30.39%. The Financials sector posted the weakest results, returning 23.31%. Consumer Discretionary stocks Netflix Inc. and Sotheby's and Information Technology stock F5 Networks Inc. were the strongest performing individual stocks in the index, while Corinthian Colleges Inc. (Consumer Staples), Dynegy Inc. (Utilities) and Comstock Resources Inc. (Energy) were the worst performers for the period.

POSITIONING AND STRATEGY

The Fund utilized S&P 400 futures to provide equity exposure on the Fund's cash balances. While over the long term this strategy anticipates that the S&P 400 futures will mirror the performance of the S&P 400, pricing disparity can occur in the short term and the Fund can benefit from or be harmed by trading futures instead of stocks when money moves in or out of the Fund. During the reporting period, the trading of futures contracts had a negligible impact on the Fund's performance.

2	Sector classifications are based upon the classification of the Standard & Poor's Global Industry Classification Standard (SPGICS).
Annual Shareholder Report

5

GROWTH OF A $10,000 INVESTMENT – Institutional Service Shares

The graph below illustrates the hypothetical investment of $10,0001 in Federated Mid-Cap Index Fund (Institutional Service Shares) (the “Fund”) from October 31, 2000 to October 31, 2010 compared to the S&P MidCap 400 Index (S&P 400).2

Average Annual Total Returns for the Period Ended 10/31/2010
1 Year	27.07%
5 Years	4.56%
10 Years	5.62%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The S&P 400 is not adjusted to reflect expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
6

Portfolio of Investments Summary Table (unaudited)

At October 31, 2010, the Fund's sector composition1 for its equity securities investments was as follows:

Sector	Percentage of Total Net Assets
Financials	19.1%
Information Technology	16.4%
Industrials	15.3%
Consumer Discretionary	13.9%
Health Care	11.1%
Materials	6.5%
Energy	6.2%
Utilities	6.1%
Consumer Staples	3.7%
Telecommunication Services	0.8%
Securities Lending Collateral[2]	8.0%
Cash Equivalents[3]	1.5%
Derivative Contracts[4]	0.1%
Other Assets and Liabilities — Net[5]	(8.7)%
TOTAL[6]	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing Securities Lending Collateral).
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's MidCap 400 Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 400 is effectively 100.2%.
Annual Shareholder Report
7

Portfolio of Investments

October 31, 2010

Principal Amount or Shares			Value
		COMMON STOCKS – 99.1%;1
		Consumer Discretionary – 13.9%
39,302	[2]	99 Cents Only Stores	606,037
62,043		Aaron's, Inc.	1,170,131
71,715		Advance Auto Parts, Inc.	4,660,041
78,683	[2]	Aeropostale, Inc.	1,918,292
165,846		American Eagle Outfitters, Inc.	2,655,194
34,056		American Greetings Corp., Class A	659,665
50,243	[2]	AnnTaylor Stores Corp.	1,170,662
45,906	[2]	Bally Technologies, Inc.	1,656,288
33,180	[3]	Barnes & Noble, Inc.	497,036
25,573		Bob Evans Farms, Inc.	733,945
97,034	[2,3]	BorgWarner, Inc.	5,444,578
46,549	[2]	Boyd Gaming Corp.	386,822
86,004		Brinker International, Inc.	1,594,514
56,018	[2]	Career Education Corp.	982,556
50,631	[2]	Cheesecake Factory, Inc.	1,474,375
152,760		Chicos Fas, Inc.	1,484,827
26,475	[2]	Chipotle Mexican Grill, Inc.	5,565,310
51,458	[2]	Coldwater Creek, Inc.	173,413
54,952	[2]	Collective Brands, Inc.	842,414
74,732	[2]	Corinthian Colleges, Inc.	390,101
74,951	[2]	Dick's Sporting Goods, Inc.	2,160,088
108,048	[2,3]	Dollar Tree, Inc.	5,543,943
60,944	[2]	Dreamworks Animation SKG, Inc.	2,151,323
58,900	[2]	Dress Barn, Inc.	1,351,166
132,485		Foot Locker, Inc.	2,110,486
45,166	[2]	Fossil, Inc.	2,664,342
119,111		Gentex Corp.	2,379,838
53,957		Guess ?, Inc.	2,100,006
81,574	[2]	Hanesbrands, Inc.	2,023,035
32,259		Harte-Hanks	389,689
23,441	[2,3]	ITT Educational Services, Inc.	1,512,648
24,587		International Speedway Corp., Class A	561,567
54,301	[2,3]	J. Crew Group, Inc.	1,737,089
61,442		KB HOME	645,755
Annual Shareholder Report
8

Principal Amount or Shares			Value
121,652	[2,3]	LKQ Corp.	2,644,714
48,756	[2]	Lamar Advertising Co.	1,657,216
35,681	[2]	Life Time Fitness, Inc.	1,289,155
32,160		M.D.C. Holdings, Inc.	828,120
25,342		Matthews International Corp., Class A	836,793
47,857	[2]	Mohawk Industries, Inc.	2,744,120
4,966	[2,3]	NVR, Inc.	3,115,718
36,998	[2,3]	NetFlix, Inc.	6,419,153
26,481	[2]	Panera Bread Co.	2,370,314
100,897		PetSmart, Inc.	3,776,575
56,470		Phillips Van Heusen Corp.	3,463,870
49,082		Regis Corp.	1,003,727
56,155		Rent-A-Center, Inc.	1,411,737
37,644		Ryland Group, Inc.	563,907
137,166	[2,3]	Saks, Inc.	1,528,029
20,262		Scholastic Corp.	596,716
53,680	[2]	Scientific Games Holdings Corp.	424,072
210,045		Service Corp. International	1,739,173
57,031		Sothebys Holdings, Inc., Class A	2,500,239
11,765		Strayer Education, Inc.	1,645,100
36,062		Thor Industries, Inc.	1,135,592
34,258	[2]	Timberland Co., Class A	718,733
122,922	[2]	Toll Brothers, Inc.	2,205,221
61,708		Tractor Supply Co.	2,443,637
53,711		Tupperware Brands Corp.	2,406,790
29,892	[2,3]	Under Armour, Inc., Class A	1,395,359
49,493	[2]	WMS Industries, Inc.	2,159,380
37,911	[2]	Warnaco Group, Inc.	2,013,453
274,093		Wendy's / Arby's Group, Inc.	1,260,828
39,539		Wiley (John) & Sons, Inc., Class A	1,706,503
92,225		Williams-Sonoma, Inc.	2,985,323
		TOTAL	122,386,443
		Consumer Staples – 3.7%
73,106		Alberto-Culver Co.	2,726,123
46,396	[2]	BJ's Wholesale Club, Inc.	1,936,105
60,467		Church and Dwight, Inc.	3,981,752
64,170		Corn Products International, Inc.	2,730,433
Annual Shareholder Report
9

Principal Amount or Shares			Value
59,760	[2]	Energizer Holdings, Inc.	4,468,853
64,925		Flowers Foods, Inc.	1,654,289
97,749	[2,3]	Green Mountain Coffee, Inc.	3,224,740
58,526	[2]	Hansen Natural Corp.	2,997,116
16,491		Lancaster Colony Corp.	822,571
46,765	[2]	Ralcorp Holdings, Inc.	2,902,236
36,227		Ruddick Corp.	1,264,322
141,396	[2]	Smithfield Foods, Inc.	2,368,383
20,835		Tootsie Roll Industries, Inc.	546,919
20,557		Universal Corp.	851,882
		TOTAL	32,475,724
		Energy – 6.2%
137,935		Arch Coal, Inc.	3,391,822
47,412	[2]	Atwood Oceanics, Inc.	1,541,364
39,178	[2]	Bill Barrett Corp.	1,478,970
71,615		Cimarex Energy Co.	5,496,451
40,402	[2]	Comstock Resources, Inc.	902,985
29,144	[2]	Dril-Quip, Inc.	2,013,850
53,789	[2,3]	Exterran Holdings, Inc.	1,353,869
96,515	[2]	Forest Oil Corp.	2,965,906
89,932		Frontier Oil Corp.	1,191,599
89,911	[2]	Helix Energy Solutions Group, Inc.	1,140,971
87,423	[2]	Mariner Energy, Inc.	2,178,581
113,784	[2]	Newfield Exploration Co.	6,783,802
46,078	[2]	Oceaneering International, Inc.	2,850,846
22,544		Overseas Shipholding Group, Inc.	753,646
68,309	[2]	Patriot Coal Corp.	921,488
131,491		Patterson-UTI Energy, Inc.	2,552,240
119,305	[2]	Plains Exploration & Production Co.	3,325,030
149,173	[2]	Pride International, Inc.	4,522,925
100,293	[2,3]	Quicksilver Resources, Inc.	1,501,386
105,940		Southern Union Co.	2,662,272
67,133	[2]	Superior Energy Services, Inc.	1,854,214
43,744		Tidewater, Inc.	2,017,911
33,790	[2]	Unit Corp.	1,325,582
		TOTAL	54,727,710
Annual Shareholder Report
10

Principal Amount or Shares			Value
		Financials – 19.1%
142,902		AMB Property Corp.	4,028,407
43,380	[2]	Affiliated Managers Group	3,713,762
46,365		Alexandria Real Estate Equities, Inc.	3,406,900
67,405		American Financial Group, Inc.	2,061,245
165,773		Apollo Investment Corp.	1,821,845
147,655		Associated Banc Corp.	1,870,789
70,175		Astoria Financial Corp.	871,573
54,536		BRE Properties, Inc., Class A	2,341,230
62,300		Bancorpsouth, Inc.	821,737
41,076		Bank of Hawaii Corp.	1,774,072
103,584		Berkley, W. R. Corp.	2,850,632
99,221		Brown & Brown	2,211,636
57,045		Camden Property Trust	2,828,862
66,987		Cathay Bancorp, Inc.	911,023
39,500		City National Corp.	2,037,015
63,201		Commerce Bancshares, Inc.	2,328,325
50,507		Corporate Office Properties Trust	1,792,493
88,204		Cousins Properties, Inc.	653,592
51,589		Cullen Frost Bankers, Inc.	2,705,327
214,253		Duke Realty Corp.	2,671,735
100,539		Eaton Vance Corp.	2,892,507
35,535	[3]	Equity One, Inc.	664,505
25,830		Essex Property Trust, Inc.	2,917,757
47,865		Everest Re Group Ltd.	4,034,062
52,293		Federal Realty Investment Trust	4,286,980
193,852		Fidelity National Financial, Inc., Class A	2,595,678
177,905		First Niagara Financial Group, Inc.	2,108,174
92,731		FirstMerit Corp.	1,593,119
168,242		Fulton Financial Corp.	1,571,380
89,606		Gallagher (Arthur J.) & Co.	2,523,305
21,595	[3]	Greenhill & Co., Inc.	1,677,284
98,143		HCC Insurance Holdings, Inc.	2,598,827
38,225	[3]	Hanover Insurance Group, Inc.	1,729,681
60,659		Highwoods Properties, Inc.	2,009,633
105,054		Hospitality Properties Trust	2,396,282
45,165		International Bancshares Corp.	773,676
105,279		Jefferies Group, Inc.	2,519,326
Annual Shareholder Report
11

Principal Amount or Shares			Value
36,309		Jones Lang LaSalle, Inc.	2,834,281
96,865		Liberty Property Trust	3,241,103
110,725		Macerich Co. (The)	4,939,442
67,703		Mack-Cali Realty Corp.	2,273,467
30,102		Mercury General Corp.	1,278,733
105,373		Nationwide Health Properties, Inc.	4,302,380
370,670	[3]	New York Community Bancorp, Inc.	6,275,443
89,423		Newalliance Bancshares, Inc.	1,152,662
219,648		Old Republic International Corp.	2,899,354
80,746		Omega Healthcare Investors	1,857,158
27,119		PacWest Bancorp	472,684
34,079		Potlatch Corp.	1,160,390
39,600		Prosperity Bancshares, Inc.	1,231,164
73,116		Protective Life Corp.	1,752,591
84,860		Raymond James Financial, Inc.	2,394,749
68,301		Rayonier, Inc.	3,565,312
93,505		Realty Income Corp.	3,205,351
69,458		Regency Centers Corp.	2,929,738
62,087		Reinsurance Group of America	3,108,696
125,219		SEI Investments Co.	2,773,601
66,566		SL Green Realty Corp.	4,374,718
35,743	[2,3]	SVB Financial Group	1,549,102
108,449		Senior Housing Properties Trust	2,590,847
39,767		StanCorp Financial Group, Inc.	1,706,004
669,689		Synovus Financial Corp.	1,446,528
107,967		TCF Financial Corp.	1,420,846
54,253		Transatlantic Holdings, Inc.	2,853,708
48,480		Trustmark Corp.	1,070,923
152,780		UDR, Inc.	3,434,494
42,805		Unitrin, Inc.	1,040,161
137,522		Valley National Bancorp	1,834,537
72,417		Waddell & Reed Financial, Inc., Class A	2,105,162
95,539		Washington Federal, Inc.	1,435,951
56,098		Webster Financial Corp. Waterbury	960,398
102,543		Weingarten Realty Investors	2,474,363
24,735		WestAmerica Bancorp.	1,237,245
Annual Shareholder Report
12

Principal Amount or Shares			Value
77,991		Wilmington Trust Corp.	554,516
		TOTAL	168,332,178
		Health Care – 11.1%
139,276	[2]	Allscripts Healthcare Solutions, Inc.	2,658,779
58,930	[3]	Beckman Coulter, Inc.	3,137,433
16,500	[2]	Bio Rad Laboratories, Inc., Class A	1,495,230
56,502	[2]	Charles River Laboratories International, Inc.	1,851,571
80,333	[2]	Community Health Systems, Inc.	2,416,417
55,065	[2]	Covance, Inc.	2,587,504
96,325	[2]	Edwards Lifesciences Corp.	6,156,131
98,223	[2]	Endo Pharmaceuticals Holdings, Inc.	3,608,713
41,428	[2]	Gen-Probe, Inc.	2,006,358
213,507	[2]	Health Management Association, Class A	1,710,191
82,913	[2]	Health Net, Inc.	2,229,531
77,741	[2,3]	Henry Schein, Inc.	4,365,157
54,122		Hill-Rom Holdings, Inc.	2,097,227
220,795	[2]	Hologic, Inc.	3,537,136
49,111	[2,3]	IDEXX Laboratories, Inc.	2,944,696
59,554	[2]	Immucor, Inc.	1,036,240
33,749	[2]	Kindred Healthcare, Inc.	463,036
53,250	[2]	Kinetic Concepts, Inc.	2,025,097
45,924	[2]	LifePoint Hospitals, Inc.	1,557,742
83,475		Lincare Holdings, Inc.	2,188,714
40,475	[2]	MEDNAX Inc.	2,396,525
50,127	[2]	Masimo Corp.	1,512,332
51,274		Medicis Pharmaceutical Corp., Class A	1,525,401
28,431	[2]	Mettler-Toledo International, Inc.	3,711,951
100,560	[3]	Omnicare, Inc.	2,425,507
53,974		Owens & Minor, Inc.	1,537,180
70,260		Perrigo Co.	4,628,729
101,346		Pharmaceutical Product Development, Inc.	2,615,740
48,592	[2]	Psychiatric Solutions, Inc.	1,637,550
128,822	[2,3]	ResMed, Inc.	4,105,557
50,729		Steris Corp.	1,735,946
31,526		Techne Corp.	1,920,564
33,828		Teleflex, Inc.	1,885,911
49,803	[2]	Thoratec Laboratories Corp.	1,625,570
Annual Shareholder Report
13

Principal Amount or Shares			Value
42,314	[2,3]	United Therapeutics Corp.	2,538,840
82,669		Universal Health Services, Inc., Class B	3,411,750
73,404	[2]	VCA Antech, Inc.	1,517,261
172,399	[2]	Vertex Pharmaceuticals, Inc.	6,608,054
36,254	[2]	Wellcare Health Plans, Inc.	1,007,136
		TOTAL	98,420,407
		Industrials – 15.3%
79,254	[2]	AGCO Corp.	3,365,917
90,642		AMETEK, Inc.	4,899,200
37,009		Acuity Brands, Inc.	1,853,041
98,916	[2]	Aecom Technology Corp.	2,620,285
114,372	[2,3]	AirTran Holdings, Inc.	846,353
30,482	[2]	Alaska Air Group, Inc.	1,609,450
35,041		Alexander and Baldwin, Inc.	1,206,462
28,278	[2,3]	Alliant Techsystems, Inc.	2,155,915
87,032	[2]	BE Aerospace, Inc.	3,199,296
40,059		Baldor Electric Co.	1,683,279
39,562		Brinks Co. (The)	933,663
68,825		Bucyrus International, Inc.	4,691,112
51,895		Carlisle Cos., Inc.	1,819,958
19,515	[2]	Clean Harbors, Inc.	1,375,807
46,415		Con-way, Inc.	1,532,159
61,062	[2]	Copart, Inc.	2,067,559
29,279		Corporate Executive Board Co.	914,676
94,025	[2]	Corrections Corp. of America	2,413,622
39,572		Crane Co.	1,514,025
43,268		Deluxe Corp.	884,398
65,020		Donaldson Co., Inc.	3,167,774
39,897	[2]	FTI Consulting, Inc.	1,414,748
39,403		GATX Corp.	1,247,499
44,513		Gardner Denver, Inc.	2,573,742
51,253		Graco, Inc.	1,763,616
29,118		Granite Construction, Inc.	704,073
38,539		HNI Corp.	950,372
68,484		Harsco Corp.	1,587,459
51,063		Hubbell, Inc., Class B	2,758,423
75,612		Hunt (J.B.) Transportation Services, Inc.	2,719,007
Annual Shareholder Report
14

Principal Amount or Shares			Value
69,329		IDEX Corp.	2,501,390
171,436	[2,3]	Jet Blue Airways Corp.	1,196,623
87,922		Joy Global, Inc.	6,238,066
132,995		KBR, Inc.	3,378,073
87,329	[2]	Kansas City Southern Industries, Inc.	3,826,757
69,805		Kennametal, Inc.	2,383,143
45,965	[2]	Kirby Corp.	1,976,035
39,271	[2]	Korn/Ferry International	692,348
42,412		Landstar System, Inc.	1,595,539
38,917		Lennox International, Inc.	1,595,986
36,113		Lincoln Electric Holdings	2,158,113
37,906		MSC Industrial Direct Co.	2,158,368
70,034		Manpower, Inc.	3,832,961
48,710		Miller Herman, Inc.	936,693
26,317		Mine Safety Appliances Co.	741,087
42,814	[2]	Navigant Consulting, Inc.	391,748
28,899	[3]	Nordson Corp.	2,254,700
77,115	[2]	OshKosh Truck Corp.	2,275,664
83,999		Pentair, Inc.	2,749,287
32,756		Regal Beloit Corp.	1,890,349
35,693		Rollins, Inc.	929,803
42,620		SPX Corp.	2,858,097
71,811	[2]	Shaw Group, Inc.	2,194,544
92,676	[2,3]	Terex Corp.	2,080,576
44,481	[2]	Thomas & Betts Corp.	1,937,148
68,115		Timken Co.	2,821,323
38,568		Towers Watson & Company	1,983,167
67,443		Trinity Industries, Inc.	1,532,979
71,362	[2]	URS Corp.	2,778,123
50,922	[2]	United Rentals, Inc.	956,824
18,183		Valmont Industries, Inc.	1,433,730
40,785		Wabtec Corp.	1,910,369
65,780	[2]	Waste Connections, Inc.	2,679,877
23,845		Watsco, Inc.	1,334,605
37,791		Werner Enterprises, Inc.	805,704
49,953		Woodward Governor Co.	1,565,527
		TOTAL	135,048,216
Annual Shareholder Report
15

Principal Amount or Shares			Value
		Information Technology – 16.4%
28,387	[2]	ACI Worldwide, Inc.	691,791
85,830	[2]	ADC Telecommunications, Inc.	1,089,183
90,843	[2]	AOL Inc.	2,423,691
68,225	[2]	Acxiom Corp.	1,197,349
53,352		Adtran, Inc.	1,721,669
13,593	[2]	Advent Software, Inc.	730,216
44,793	[2,3]	Alliance Data Systems Corp.	2,719,831
77,402	[2,3]	Ansys, Inc.	3,502,441
100,267	[2]	Arrow Electronics, Inc.	2,968,906
391,607	[2]	Atmel Corp.	3,469,638
129,156	[2]	Avnet, Inc.	3,846,266
107,492		Broadridge Financial Solutions	2,364,824
79,761	[2,3]	CIENA Corp.	1,107,880
225,518	[2]	Cadence Design Systems, Inc.	1,910,138
80,724	[2]	CommScope, Inc.	2,555,722
105,775	[2]	Convergys Corp.	1,197,373
88,775		CoreLogic, Inc.	1,559,777
91,920	[2,3]	Cree, Inc.	4,714,577
30,629		DST Systems, Inc.	1,325,317
55,905		Diebold, Inc.	1,713,488
33,884	[2]	Digital River, Inc.	1,262,518
38,801	[2,3]	Equinix, Inc.	3,268,596
68,439	[2]	F5 Networks, Inc.	8,055,270
39,449	[3]	FactSet Research Systems	3,462,833
35,657		Fair Isaac & Co., Inc.	857,194
105,845	[2]	Fairchild Semiconductor International, Inc., Class A	1,192,873
88,897		First American Financial Corp.	1,248,114
61,714	[2]	Gartner Group, Inc., Class A	1,955,717
67,840		Global Payments, Inc.	2,643,046
73,194		Henry Jack & Associates, Inc.	1,987,949
78,821	[2]	Informatica Corp.	3,207,227
132,832	[2]	Ingram Micro, Inc., Class A	2,345,813
134,944	[2]	Integrated Device Technology, Inc.	794,820
59,849	[2]	International Rectifier Corp.	1,390,292
105,557		Intersil Holding Corp.	1,381,741
34,393	[2]	Itron, Inc.	2,090,063
105,676	[2]	Lam Research Corp.	4,838,904
Annual Shareholder Report
16

Principal Amount or Shares			Value
79,212		Lender Processing Services	2,284,474
68,175	[2]	MICROS Systems Corp.	3,094,463
100,306	[2]	MSCI, Inc., Class A	3,595,970
19,189	[2]	ManTech International Corp., Class A	752,401
93,214	[2]	Mentor Graphics Corp.	1,006,711
136,728	[2]	NCR Corp.	1,875,908
50,088		National Instruments Corp.	1,742,562
63,878	[2]	NeuStar, Inc., Class A	1,648,691
98,171	[2]	Parametric Technology Corp.	2,107,731
40,300		Plantronics, Inc.	1,445,964
72,279	[2]	Polycom, Inc.	2,441,585
51,899	[2]	Quest Software, Inc.	1,358,197
232,649	[2]	RF Micro Devices, Inc.	1,696,011
81,666	[2,3]	Rackspace Hosting Inc.	2,038,383
60,300	[2]	Riverbed Technology, Inc.	3,469,662
87,882	[2]	Rovi Corp.	4,451,223
36,212	[2]	SRA International, Inc.	724,602
52,956	[2]	Semtech Corp.	1,133,788
37,982	[2]	Silicon Laboratories, Inc.	1,515,482
152,127	[2]	Skyworks Solutions, Inc.	3,485,230
59,705		Solera Holdings, Inc.	2,868,825
126,512	[2]	Synopsys, Inc.	3,236,177
39,664	[2]	Tech Data Corp.	1,705,155
139,513	[2]	Tibco Software, Inc.	2,681,440
101,412	[2,3]	Trimble Navigation Ltd.	3,634,606
69,619	[2]	ValueClick, Inc.	957,958
158,843	[2,3]	Vishay Intertechnology, Inc.	1,794,926
48,239	[2]	Zebra Technologies Corp., Class A	1,725,991
		TOTAL	145,267,163
		Materials – 6.5%
77,697		Albemarle Corp.	3,894,951
57,409		Aptargroup, Inc.	2,576,516
67,042		Ashland, Inc.	3,461,379
55,604		Cabot Corp.	1,891,648
37,417		Carpenter Technology Corp.	1,334,290
96,713		Commercial Metals Corp.	1,342,376
41,787		Cytec Industries, Inc.	2,069,292
Annual Shareholder Report
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Principal Amount or Shares			Value
26,487		Greif, Inc., Class A	1,555,846
37,784	[2,3]	Intrepid Potash, Inc.	1,297,125
110,213	[2,3]	Louisiana-Pacific Corp.	853,049
57,447		Lubrizol Corp.	5,887,743
38,802	[3]	Martin Marietta Materials	3,122,785
15,799		Minerals Technologies, Inc.	926,927
8,450		Newmarket Corp.	1,001,494
67,497		Olin Corp.	1,349,265
88,192		Packaging Corp. of America	2,154,531
110,388		RPM International, Inc.	2,286,136
63,251		Reliance Steel & Aluminum Co.	2,647,054
33,194		Rock-Tenn Co.	1,887,079
39,357		Scotts Co.	2,101,664
42,329		Sensient Technologies Corp.	1,367,650
45,800		Silgan Holdings, Inc.	1,545,750
85,568		Sonoco Products Co.	2,866,528
184,670		Steel Dynamics, Inc.	2,681,408
91,935		Temple-Inland, Inc.	1,904,893
83,804		Valspar Corp.	2,690,108
48,775		Worthington Industries, Inc.	751,135
		TOTAL	57,448,622
		Telecommunication Services – 0.8%
171,525	[2]	Cincinnati Bell, Inc.	420,236
59,131	[2]	Syniverse Holdings, Inc.	1,802,904
128,552	[2]	TW Telecom, Inc.	2,365,357
60,459		Telephone and Data System, Inc.	2,105,787
18,805		Telephone and Data System, Inc. — Special Common Shares	560,953
		TOTAL	7,255,237
		Utilities – 6.1%
66,373		AGL Resources, Inc.	2,605,804
94,337		Alliant Energy Corp.	3,446,131
116,911		Aqua America, Inc.	2,517,094
76,726		Atmos Energy Corp.	2,259,581
33,460		Black Hills Corp.	1,065,366
51,557		Cleco Corp.	1,612,187
101,226		DPL, Inc.	2,641,999
87,664	[2,3]	Dynegy, Inc.	406,761
Annual Shareholder Report
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Principal Amount or Shares			Value
61,172		Energen Corp.	2,730,718
115,693		Great Plains Energy, Inc.	2,201,638
79,682		Hawaiian Electric Industries, Inc.	1,796,032
41,061		Idacorp, Inc.	1,511,045
159,969		MDU Resources Group, Inc.	3,188,182
88,158		NSTAR	3,677,070
200,090		NV Energy, Inc.	2,733,229
69,580		National Fuel Gas Co.	3,839,424
83,028		OGE Energy Corp.	3,666,517
73,035		PNM Resources, Inc.	861,083
149,379		Questar Corp.	2,534,962
93,636		UGI Corp.	2,817,507
68,909		Vectren Corp.	1,886,728
43,327		WGL Holdings, Inc.	1,670,256
94,184		Westar Energy, Inc.	2,382,855
		TOTAL	54,052,169
		TOTAL COMMON STOCKS (IDENTIFIED COST $771,216,418)	875,413,869
		MUTUAL FUND – 1.5%
12,938,320	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	12,938,320
		Repurchase Agreement – 8.0%
$70,663,000		Interest in $6,270,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,270,120,175 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $6,395,522,579. (Purchased with proceeds from securities lending collateral.) (AT COST)	70,663,000
		TOTAL INVESTMENTS — 108.6% (IDENTIFIED COST $854,817,738)[6]	959,015,189
		OTHER ASSETS AND LIABILITIES - NET — (8.6)%[7]	(75,780,103)
		TOTAL NET ASSETS — 100%	$883,235,086

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At October 31, 2010, the Fund had the following outstanding futures contracts:1

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P MidCap 400 Index Long Futures	178	$14,729,500	December 2010	$969,078

Unrealized Appreciation on Futures Contracts is included in “Other Assets and
Liabilities — Net.”

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $14,729,500 at October 31, 2010, which represents 1.7% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.2%.
2	Non-income producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated company.
5	7-Day net yield.
6	The cost of investments for federal tax purposes amounts to $868,271,867.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Annual Shareholder Report

20

The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$871,379,807	$ —	$ —	$871,379,807
International	4,034,062	—	—	4,034,062
Mutual Fund	12,938,320	—	—	12,938,320
Repurchase Agreement	—	70,663,000	—	70,663,000
TOTAL SECURITIES	$888,352,189	$70,663,000	$ —	$959,015,189
OTHER FINANCIAL INSTRUMENTS*	$969,078	$ —	$ —	$969,078
*	Other financial instruments include futures contracts.

See Notes which are an integral part of the Financial Statements

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21

Statement of Assets and Liabilities

October 31, 2010

Assets:
Total investments in securities, at value including $12,938,320 of investments in an affiliated issuer (Note 5) and $68,906,136 of securities loaned (identified cost $854,817,738)		$959,015,189
Restricted cash (Note 2)		1,217,000
Income receivable		475,817
Receivable for investments sold		123,713
Receivable for shares sold		721,953
Receivable for daily variation margin		70,472
TOTAL ASSETS		961,624,144
Liabilities:
Payable for shares redeemed	7,512,380
Payable for collateral due to broker for securities lending	70,663,000
Payable for shareholder services fee (Note 5)	153,646
Accrued expenses	60,032
TOTAL LIABILITIES		78,389,058
Net assets for 43,799,832 shares outstanding		$883,235,086
Net Assets Consist of:
Paid-in capital		$773,004,179
Net unrealized appreciation of investments and futures contracts		105,166,529
Accumulated net realized gain on investments and futures contracts		4,461,440
Undistributed net investment income		602,938
TOTAL NET ASSETS		$883,235,086
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$883,235,086 ÷ 43,799,832 shares outstanding, no par value, unlimited shares authorized		$20.17

See Notes which are an integral part of the Financial Statements

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22

Statement of Operations

Year Ended October 31, 2010

Investment Income:
Dividends (including $45,330 received from an affiliated issuer (Note 5))			$11,609,642
Interest received from securities loaned			149,347
TOTAL INCOME			11,758,989
Expenses:
Management fee (Note 5)		$3,291,514
Custodian fees		45,831
Transfer and dividend disbursing agent fees and expenses		454,155
Directors'/Trustees' fees		2,938
Auditing fees		22,530
Legal fees		6,534
Portfolio accounting fees		106,560
Shareholder services fee (Note 5)		1,989,938
Account administration fee		25,220
Share registration costs		33,091
Printing and postage		41,185
Insurance premiums		5,734
Miscellaneous		19,237
TOTAL EXPENSES		6,044,467
Waiver and Reimbursement (Note 5):
Waiver/reimbursement of management fee	$(1,560,631)
Net expenses			4,483,836
Net investment income			7,275,153
Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments			23,326,752
Net realized gain on futures contracts			2,856,115
Net change in unrealized depreciation of investments			157,303,548
Net change in unrealized depreciation of futures contracts			1,872,014
Net realized and unrealized gain on investments and futures contracts			185,358,429
Change in net assets resulting from operations			$192,633,582

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
23

Statement of Changes in Net Assets

Year Ended October 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,275,153	$7,929,499
Net realized gain (loss) on investments and futures contracts	26,182,867	(10,490,727)
Net change in unrealized appreciation/depreciation of investments and futures contracts	159,175,562	115,103,647
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	192,633,582	112,542,419
Distributions to Shareholders:
Distributions from net investment income	(7,165,311)	(9,096,406)
Distributions from net realized gain on investments and futures contracts	—	(10,286,805)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,165,311)	(19,383,211)
Share Transactions:
Proceeds from sale of shares	165,308,529	190,845,569
Net asset value of shares issued to shareholders in payment of distributions declared	6,531,444	17,635,104
Cost of shares redeemed	(205,708,087)	(174,533,601)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(33,868,114)	33,947,072
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 8)	21,693	—
Change in net assets	151,621,850	127,106,280
Net Assets:
Beginning of period	731,613,236	604,506,956
End of period (including undistributed net investment income of $602,938 and $493,096, respectively)	$883,235,086	$731,613,236

See Notes which are an integral part of the Financial Statements

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24

Notes to Financial Statements

October 31, 2010

1. ORGANIZATION

Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of Annual Shareholder Report

25

the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the S&P MidCap 400 Index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund Annual Shareholder Report

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receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$68,906,136	$70,663,000

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$969,078*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$2,856,115
Annual Shareholder Report
28

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$1,872,014

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended October 31	2010	2009
Shares sold	8,936,529	14,162,284
Shares issued to shareholders in payment of distributions declared	351,968	1,392,990
Shares redeemed	(11,177,296)	(12,857,231)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,888,799)	2,698,043

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for regulatory settlement proceeds.

For the year ended October 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gain (Loss)
$(21,693)	$21,693

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$7,165,311	$ 9,096,406
Long-term capital gains	$ —	$ 10,286,805

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As of October 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$602,938
Undistributed long-term capital gain	$18,884,647
Net unrealized appreciation	$90,743,322

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and transactions in certain securities on loan.

At October 31, 2010, the cost of investments for federal tax purposes was $868,271,867. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $90,743,322. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $184,873,111 and net unrealized depreciation from investments for those securities having an excess of cost over value of $94,129,789.

The Fund used capital loss carryforwards of $7,515,948 to offset taxable capital gains realized during the year ended October 31, 2010.

5. management FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania is the Fund's manager (the “Manager”). The management agreement between the Fund and the Manager provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, the Manager voluntarily waived $1,488,893 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $2,014 of Service Fees for the year ended October 31, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended October 31, 2010, FSSC received $7,121 of fees paid by the Fund.

Expense Limitation

The Manager and its affiliates (FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements)
will not exceed 0.54% (the “Fee Limit”) through the later of (the “Termination Date”):
(a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Manager or an affiliate of the Manager. The Manger has agreed to reimburse the Fund for certain investment manager fees as a result of transactions in other affiliated mutual funds. For the year ended October 31,
2010, the Manager reimbursed $71,738. Transactions involving affiliated holdings during the year ended October 31, 2010, were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2010	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	137,718,135	244,916,508	369,696,323	12,938,320	$12,938,320	$45,330

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended October 31, 2010, were as follows:

Purchases	$96,860,939
Sales	$102,346,620

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the program was not utilized.

8. REGULATORY SETTLEMENT PROCEEDS

The Fund received $21,693 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

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9. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2010, 100.0% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended October 31, 2010, 100.0% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees OF Federated Index Trust AND SHAREHOLDERS OF Federated Mid-Cap Index fund:

We have audited the accompanying statement of assets and liabilities of Federated Mid-Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Index Trust), including the portfolio of investments, as of October 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mid-Cap Index Fund, a portfolio of Federated Index Trust, at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 20, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised two portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1990	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND Trustee Began serving: January 1990	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: February 1990	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: February 1990	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Mid-Cap Index Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser and subadviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. Information regarding the subadviser's customary fee schedules was included in the materials furnished by the subadviser in connection with the Board's review. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's profitability, investment philosophy, revenue, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, the subadviser, and their affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds, the Federated companies that service them, and the subadviser (including communications from regulatory agencies), as well as Federated's and/or the subadviser's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

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With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser and subadviser are executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's and subadviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts. In this regard, the Senior Officer has reviewed Federated's and the subadviser's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to, different types of targeted investors, being subject to different laws and regulations, different legal structures, different average account sizes, different associated costs, different portfolio management techniques made necessary by different cash flows, and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser and subadviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts Annual Shareholder Report

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(e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers. The Board also received financial information about the subadviser, as well as reports that discussed any indirect benefit the subadviser may derive from its receipt of research services from brokers who execute Fund trades.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The Board received similar revenue and cost information about the Fund from the subadviser. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated and the subadviser to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's and the subadviser's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

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It was noted in the materials for the Board meeting that, for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates, and by the subadviser, were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
43

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
44

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Mid-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420E205

29455 (12/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $45,000

Fiscal year ended 2009 - $45,000

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $62

Fiscal year ended 2009 - $0

Audit Committee meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $17,375 and $6,044 respectively.  Fiscal year ended 2010- Service fee for analysis of potential Passive Foreign Investment Company holdings.  Fiscal year ended 2009- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2010 - $254,797

Fiscal year ended 2009 - $158,726

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Index Trust

By	/s/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	December 20, 2010_______

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date	December 20, 2010

By	/s/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	December 20, 2010